Loans Receivable, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 181,556,785	$ 154,719,734
Provision for loan losses
Collectively assessed	(99,563)	(1,405,536)
Individually assessed	(64,195,127)	(5,020,771)
Provision for loan losses	(64,294,690)	(6,426,307)
Loans receivable, net	117,262,095	148,293,427
Loans receivable - related parties, net	1,244,739	2,109,780
Loans receivable - third parties, net	116,017,356	146,183,647
Business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	56,215,822	58,387,204
Personal loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loan receivable	$ 125,340,963	$ 96,332,530